Baron WealthBuilder Fund

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2023 (UNAUDITED)

Shares		Cost	Value
Affiliated Mutual Funds (100.01%)
Small Cap Funds (32.50%)
920,264	Baron Discovery Fund – Institutional Shares	$23,535,878	$22,923,780
773,197	Baron Growth Fund – Institutional Shares	74,018,099	73,855,749
2,136,904	Baron Small Cap Fund – Institutional Shares	71,782,894	63,893,419

Total Small Cap Funds		169,336,871	160,672,948

Small to Mid Cap Funds (6.39%)
909,363	Baron Focused Growth Fund – Institutional Shares	30,120,252	31,564,003

Mid Cap Funds (12.73%)
657,900	Baron Asset Fund – Institutional Shares	63,956,783	62,947,890

Large Cap Funds (7.15%)
709,982	Baron Durable Advantage Fund – Institutional Shares	11,204,126	14,071,844
577,657	Baron Fifth Avenue Growth Fund – Institutional Shares	20,824,732	21,292,421

Total Large Cap Funds		32,028,858	35,364,265

All Cap Funds (18.75%)
649,785	Baron Opportunity Fund – Institutional Shares	16,536,974	21,208,995
466,174	Baron Partners Fund – Institutional Shares	42,796,962	71,483,077

Total All Cap Funds		59,333,936	92,692,072

International Funds (9.27%)
1,050,408	Baron Emerging Markets Fund – Institutional Shares	15,256,302	13,886,391
618,006	Baron Global Advantage Fund – Institutional Shares	16,656,484	16,951,912
619,000	Baron International Growth Fund – Institutional Shares	16,935,923	15,010,761

Total International Funds		48,848,709	45,849,064

Sector Funds (13.22%)
1,010,139	Baron FinTech Fund – Institutional Shares	14,061,955	12,616,639
798,761	Baron Health Care Fund – Institutional Shares	14,181,228	14,130,076
930,898	Baron Real Estate Fund – Institutional Shares	31,561,704	28,187,579
817,791	Baron Real Estate Income Fund – Institutional Shares	12,993,193	10,443,196

Total Sector Funds		72,798,080	65,377,490

Total Affiliated Investments (100.01%)		$476,423,489	494,467,732

Liabilities Less Cash and Other Assets (-0.01%)			(54,359)

Net Assets			$494,413,373

%	Represents percentage of net assets.

All Affiliated Mutual Funds are Level 1.

See Notes to Portfolios of Investments.

Baron WealthBuilder Fund	September 30, 2023

NOTES TO PORTFOLIO OF INVESTMENTS

1. ORGANIZATION

Baron Select Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers 12 series. This report covers only the Baron WealthBuilder Fund (the Fund). The Fund’s investment objective is capital appreciation. The Fund is a diversified fund that invests, at any given time, in the securities of a select number of Baron mutual funds (the Underlying Funds), representing specific investment strategies. The Fund normally invests in a variety of Baron domestic and international equity funds managed by BAMCO, Inc. (BAMCO or the Adviser). The Fund can invest in Underlying Funds holding U.S. and international stocks; small-cap, small- to mid-cap, large-cap, all-cap stocks; and specialty stocks. The Adviser decides how much of the Fund’s assets to allocate to Underlying Funds based on the outlook for, and on the relative valuations of, the Underlying Funds and the various markets in which they invest. For information on the Underlying Funds, please refer to the Prospectuses and Statements of Additional Information of the Underlying Funds. Also, information on the Underlying Funds is available at baronfunds.com.

The Fund offers Retail Shares, TA Shares and Institutional Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. The Fund’s investment income, realized and unrealized gains or losses on investments, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Fund’s share price or net asset value (NAV) is calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Fund’s NAV is calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. Investments in the Underlying Funds are valued at their closing NAV per share on the day of valuation. The NAV per share of a class is determined by dividing the value of the total assets less all liabilities, of the Fund represented by such class, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Portfolio securities held by the Underlying Funds traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Underlying Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security held by one of the Underlying Funds, or an event occurs after the market close but before the Underlying Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Underlying Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Underlying Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value, calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Baron WealthBuilder Fund	September 30, 2023

Non-U.S. equity securities held by the Underlying Funds traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Underlying Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U.S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Underlying Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Single Issuer. Single issuer risk is the possibility that factors specific to an issuer to which an Underlying Fund is exposed will affect the market prices of the issuer’s securities and therefore the NAV of the Underlying Fund. Due to the size of Baron Partners Fund’s and Baron Focused Growth Fund’s investments in Tesla, Inc. (Tesla), 47% and 13%, respectively, of these Underlying Funds’ net assets as of September 30, 2023, the NAVs of these Underlying Funds will be materially impacted by the price of Tesla stock. The Fund’s indirect proportional ownership of Tesla is $37,008,083, which represents 7.5% of the Fund’s net assets as of September 30, 2023. The financial statements of the Underlying Funds are available at BaronFunds.com.

d) Non-Diversified Portfolio. Certain Underlying Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Underlying Fund’s performance (and consequently the Fund’s performance) compared to a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Underlying Fund (and consequently the Fund) to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified funds may encounter difficulty liquidating securities.

e) Industry Concentration. From time to time, market fluctuations in the value of an Underlying Fund’s investments, combined with an Underlying Fund’s non-diversified portfolio, may result in an Underlying Fund being concentrated in the securities of a single issuer or a small number of issuers, in a particular industry. As a result, this Underlying Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, an Underlying Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of Baron Partners Fund’s and Baron Focused Growth Fund’s investments in Tesla, which represent about 47% and 13%, respectively, of these Underlying Funds’ net assets as of September 30, 2023, these Underlying Funds will be more adversely impacted by negative developments affecting the automotive and energy industries, as well as governmental environmental regulations.

f) Transactions in "Affiliated" Companies. The Fund invests in the Institutional Shares of the Underlying Funds which are considered to be affiliated with the Fund.

Name of Issuer	Value at December 31, 2022	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Other Distributions	Shares Held at September 30, 2023	Value at September 30, 2023	% of Net Assets at September 30, 2023

“Affiliated” Company as of September 30, 2023:
Baron Asset Fund, Institutional Shares	$58,777,134	$3,938,835	$2,287,672	$2,861,940	$(342,347)	$—	$—	657,900	$62,947,890	12.73%
Baron Discovery Fund, Institutional Shares	20,467,271	1,531,963	891,646	1,987,283	(171,091)	—	—	920,264	22,923,780	4.64%
Baron Durable Advantage Fund, Institutional Shares	10,726,089	868,060	508,463	3,028,179	(42,021)	—	—	709,982	14,071,844	2.84%
Baron Emerging Markets Fund, Institutional Shares	13,314,631	957,262	556,616	250,747	(79,633)	—	—	1,050,408	13,886,391	2.81%
Baron Fifth Avenue Growth Fund, Institutional Shares	15,470,963	1,300,368	757,389	5,444,630	(166,151)	—	—	577,657	21,292,421	4.31%
Baron FinTech Fund, Institutional Shares	10,973,144	806,296	469,287	1,411,819	(105,333)	—	—	1,010,139	12,616,639	2.55%
Baron Focused Growth Fund, Institutional Shares	26,365,450	2,116,958	1,233,205	4,653,334	(338,534)	—	—	909,363	31,564,003	6.39%
Baron Global Advantage Fund, Institutional Shares	15,022,835	1,290,074	750,859	1,546,718	(156,856)	—	—	618,006	16,951,912	3.43%
Baron Growth Fund, Institutional Shares	67,472,097	4,520,964	2,628,008	4,821,629	(330,933)	—	5,706	773,197	73,855,749	14.94%
Baron Health Care Fund, Institutional Shares	13,891,635	967,555	563,145	(108,871)	(57,098)	—	—	798,761	14,130,076	2.86%
Baron International Growth Fund, Institutional Shares	14,652,318	967,555	563,145	72,138	(118,105)	—	—	619,000	15,010,761	3.03%

Baron WealthBuilder Fund	September 30, 2023

Name of Issuer	Value at December 31, 2022	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Other Distributions	Shares Held at September 30, 2023	Value at September 30, 2023	% of Net Assets at September 30, 2023

“Affiliated” Company as of September 30, 2023 (Continued):
Baron Opportunity Fund, Institutional Shares	$15,849,030	$1,300,368	$757,388	$4,928,780	$(111,795)	$—	$—	649,785	$21,208,995	4.29%
Baron Partners Fund, Institutional Shares	52,479,980	4,837,777	2,815,723	17,532,718	(551,675)	—	—	466,174	71,483,077	14.46%
Baron Real Estate Fund, Institutional Shares	25,969,840	1,985,987	1,126,289	1,621,598	(263,557)	50,876	—	930,898	28,187,579	5.70%
Baron Real Estate Income Fund, Institutional Shares	10,002,678	995,277	469,287	46,815	(132,287)	188,981	—	817,791	10,443,196	2.11%
Baron Small Cap Fund, Institutional Shares	55,067,948	4,112,110	2,393,364	7,676,401	(569,676)	—	—	2,136,904	63,893,419	12.92%

	$426,503,043	$32,497,409	$18,771,486	$57,775,858	$(3,537,092)	$239,857	$5,706		$494,467,732

3. ASSET ALLOCATION AND RISKS OF INVESTING IN THE UNDERLYING FUNDS

The Fund’s ability to meet its investment objective depends largely upon selecting the best mix of Underlying Funds. The selection of the Underlying Funds and the allocation of the Fund’s assets among the various market sectors could cause the Fund to underperform in comparison to other funds with a similar investment objective. In addition, each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund’s investments. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

Investments in open-end registered investment companies are valued at NAV and are classified in the fair value hierarchy as Level 1.

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of September 30, 2023, the cost of investments and gross unrealized appreciation (depreciation) for U.S. federal income tax purposes were as follows:

Cost of investments	$476,423,489

Gross tax unrealized appreciation	38,432,722
Gross tax unrealized depreciation	(20,388,479)

Net unrealized appreciation (depreciation)	$18,044,243

6. RECENT ACCOUNTING PRONOUNCEMENT

In June 2022, the FASB issued Accounting Standards Update No. 2022-03 (ASU 2022-03), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (Topic 820). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. The Adviser is currently evaluating the implications, if any, of the additional requirements and their impact on the Underlying Funds’ financial statements.